Consolidated Statement of Comprehensive Income (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Statement Of Comprehensive Income [Line Items]
Gain from UBS's share of a reclassification of foreign currency translation differences to the income statement as recorded by an associate of UBS	$ 93